Goodwill (Tables)	12 Months Ended
Mar. 31, 2026
Changes in goodwill [abstract]
Disclosure of reconciliation of changes in goodwill

	2026	2025
	$	$

Carrying Amount - Beginning of fiscal year	797,962	1,349,235
Addition through business combinations	—	6,161
Impairment loss	—	(556,440)
Foreign currency translation	7,089	(994)

Carrying Amount - End of fiscal year	805,051	797,962

Disclosure of impact from changes in key assumptions	The following table presents the key assumptions used in the annual impairment test of goodwill as at December 31, 2025, and the key assumption that would have been required for a breakeven recovery of the carrying amount:

Key Assumptions	Input used in discounted cash flow model	Breakeven value assuming all other key assumptions were held constant

Discount Rate (%)	16%	27%
Terminal Value Multiple	1.1	0.6
Revenue Growth Rate (%)	15%	5%
The following table presents the key assumptions used in the impairment test of goodwill as at March 31, 2026, and the key assumption that would have been required for a breakeven recovery of the carrying amount:

Key Assumptions	Input used in discounted cash flow model	Breakeven value assuming all other key assumptions were held constant

Discount Rate (%)	15%	18%
Terminal Value Multiple	0.9	0.7
Revenue Growth Rate (%)	13%	10%